Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Description of Plan [Line Items]
Description of the Plan
1.	DESCRIPTION OF THE PLAN
The following description of the RBC U.S.A. Retirement and Savings Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the plan document for complete information regarding the Plan’s definitions, benefits, eligibility, and other matters.
General
 — The Plan is a defined contribution plan covering all eligible employees for RBC Wealth Management, RBC Capital Markets, the U.S. office of Royal Bank of Canada, and RBC Bank (Georgia) (the “RBC Companies” or “the Company”) in the United States. The Plan Sponsor is RBC Holdco. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA) and the Internal Revenue Code (the “Code”). Fidelity Investments Institutional Operations Company, Inc. is the Plan’s “Administrator” and Fidelity Management Trust Company is the Plan’s “Trustee”. The USA Pensions and Benefits Committee (the “Committee”) provides oversight of the plan.
Eligibility
 —

Employees may make pretax and
after-tax
contributions to the Plan upon hire. Employees receive employer matching contributions beginning the first of the month following one year of service.
Contributions
 — Employees may contribute up to 50% of their compensation to the Plan on a pretax basis or on an after-tax
basis to their Roth 401(k) account. In addition, employees may also contribute up to 5% of their compensation to the Plan on an after-tax
basis. Participant contributions are subject to maximum amounts as described in the Code, which was $23,500 for the 2025 plan year. Employees who have attained age 50 before the end of the plan year may also elect to make pretax and/or
Roth 401(k) catch-up
contributions up to 100% of compensation.
Catch-up
contributions were subject to an annual limit of $7,500 under Internal Revenue Service (IRS) regulations during 2025 and $11,250 catch-up
contributions for employees ages
60-63.
Catch-up
contributions are not subject to RBC Companies’ matching contributions. Employees may also contribute to the Plan by making rollover contributions, which represent distributions from other qualified plans.
A fixed matching contribution is paid by the RBC Companies throughout the year as eligible employees make deferrals that are equal to one dollar for every dollar of a participant’s pretax contribution or after-tax
Roth 401(k) contribution, up to a maximum of 6% of participant compensation. All matching contributions are invested in accordance with participant investment elections.
Employees who have not enrolled in the Plan at the time of hire are automatically enrolled for a 6% pretax contribution. If no investment elections are in place, the contribution is allocated to the appropriate JPMorgan Smart Retirement fund based on a normal age 65 retirement. Employees may opt out of this automatic enrollment. Additionally, employees may request a refund of an automatically enrolled amount if they make that request within 90 days of the initial contribution and the related company match would be forfeited.
Employee and employer contributions are limited to the extent necessary to comply with the applicable sections of the Code. Financial Consultants, Financial Advisors, Branch Manager, Regional Directors, or Complex Directors employed by RBC Capital Markets, LLC, are limited to $1,500 fixed matching contributions.
After-tax
contributions (excluding Roth 401(k)) and
catch-up
contributions are not eligible for fixed matching contributions.
Participant Accounts
 — Individual accounts are maintained for each Plan participant. Each participant account is credited with the participant’s voluntary pretax and/or after-tax
contributions,
Roth 401(k) after-tax
contributions, the RBC Companies fixed matching contributions, fund earnings and/or losses, and charged with withdrawals and an allocation of fund expenses.
Investments
 — Participants may direct and redirect the balance of their account and contributions into any of the Plan’s investment options, including the Fidelity Brokerage Link investment option. The Fidelity Brokerage Link investment is a self-directed mutual fund brokerage account, which participants may choose to invest in a variety of eligible registered mutual funds. Investment elections may be changed by the participant daily. Participants may change the investment of accounts or portions of accounts, including the RBC Common Stock dividends, from the RBC Stock Fund (the Company’s unitized common stock fund which invests in RBC shares) into one or more other investment funds. The various investment options available to the participants include the RBC Stock Fund, mutual funds including target date funds, common collective trusts and Fidelity Brokerage Link.

Vesting
 — Participants are immediately vested in their pretax contributions, Roth 401(k) contributions, after-tax
contributions, and rollover contributions, plus earnings thereon. Participants are 25% vested in the fixed employer matching contributions after two years of service and in 25% increments per year thereafter. All participants are fully vested after five years of service. In addition, all participants become fully vested upon death or disability, attaining retirement age, or if the Plan is terminated.
Forfeitures
 — After a participant’s termination of employment, the unvested portion of the participant’s account, if any, is forfeited at the time the participant takes a distribution from the Plan or is forfeited at the request of RBC. Forfeited amounts are retained in the Plan and used to reduce future RBC Companies’ contributions or to pay administrative expenses of the Plan. Forfeitures of $4,214,433 were used to reduce RBC Companies’ contributions for the Plan year ended December 31, 2025. Forfeiture account balances were $3,384,336 and $2,083,510 as of December 31, 2025 and 2024, respectively.
The following summarizes the changes in the forfeiture accounts for the Plan year ended December 31, 2025:

Forfeiture accounts:
Additions to forfeiture accounts	$5,695,413
Forfeitures used for employer contributions	(4,214,433)
Forfeitures used for administrative expenses	(180,154)

Net increase in forfeiture accounts	$1,300,826

If a participant is rehired by the RBC Companies or by an affiliate within five years after termination, the participant shall receive full restoration of the amount previously forfeited.
Notes Receivable from Participants
 — Participants may borrow from their vested account balance an amount not to exceed the lesser of 50% of their vested account balance or $50,000 reduced by the highest outstanding loan balance within the past year. Additionally, the minimum loan amount is $1,000. The normal maximum loan repayment period is five years. If the purpose of the loan is to acquire a principal residence, then the loan repayment period shall not exceed 15 years. In general, participants are limited to one loan from their vested account balance. A second loan is permitted if used for the acquisition of a principal residence. Interest on participant loans is fixed and is based on the Reuters published prime rate, plus 1% at the time of the loan. Current interest on existing loans ranges from 4.25% to 9.50%. Loans are due at various dates through 2040. Loans are generally repaid through regular payroll deductions and are deemed to be in default if payments are greater than 90 days past due.
Payment of Benefits
 — Upon termination of employment, participants may generally request a lump-sum
distribution of the employee pretax, Roth 401(k) and
after-tax
contributions account balances. Each participant who has terminated employment and whose vested account balance is less than $1,000 will automatically receive a lump-sum
payment. If a participant’s account balance is greater than $1,000 but less than $7,000, it is automatically rolled to a Fidelity Individual Retirement Account unless elected otherwise. Participants may also request in-service
distributions, which are limited to the employee pretax, Roth 401(k), after-tax,
catch-up,
Roth
catch-up
and rollover contributions (excluding investment earnings on pretax, Roth 401(k), catch-up
and Roth
catch-up
contributions) account balance, for financial hardship purposes as defined by the Plan. In addition, eligible participants between ages 50 and 59 1/2 may request special distribution of certain amounts from the Plan, subject to minimum service requirements. Participants may withdraw vested matching amounts that have been in their account for at least 24 months. Distributions from the Plan are generally made in cash, except for the RBC Stock Fund where participants can choose to have their value paid in cash or RBC common shares.

Dividend Reinvestment
 — Participants can elect to have quarterly dividends paid on RBC stock in the RBC Stock Fund to be either reinvested or paid out in cash. Reinvested dividends have no current tax consequence to the Plan or participants. The dividends are included in interest and dividends. Dividends that are paid out in cash are considered taxable income in the year that they are paid. Total amount of dividends paid out for the year ended December 31, 2025, and included in benefits paid to participants, was $1,239,016.
Voting Rights
 — Participants who have accounts invested in the RBC Stock Fund will receive the same information as is distributed to other shareholders of RBC. Each participant with an interest in the RBC Stock Fund will have the right, in accordance with and subject to the terms of the Plan, to direct the trustee of the Plan to vote the whole common shares represented by his or her interest in the fund. The trustee will vote the RBC common shares as to which voting directions are not received from participants in the same proportion as it votes the shares as to which voting directions are received from participants.